Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes
Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential tax rate	15.00%
High and New Technology Enterprises effective period	3 years
Revenue of from selling activated carbon exempt from income tax (as a percent)		10.00%	10.00%	10.00%
Decrease in income tax due to impact of reduced tax rate	$ 230,332	$ 245,816	$ 294,516
Benefit of the reduced tax rate and tax exemption on net income per share (basic and diluted)	$ 0.01	$ 0.02	$ 0.03
Income tax paid as assessed by Tax Authority	$ 135,000